Commitments and Contingencies - Additional Information (Details) $ in Thousands	1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 31, 2023	Aug. 31, 2022	Jun. 30, 2024 USD ($) ft²	Jun. 30, 2024 USD ($) ft²	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ft²	Dec. 31, 2022 USD ($)
Loss Contingencies [Line Items]
Lease description				In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases.		In February 2023 and August 2023, the Company executed amendments to three of its leases in Natick, Massachusetts and its Hudson, Massachusetts lease, respectively. The amendments were accounted for as a modification of the existing lease agreements, with impacts to the lease term, lease payments, and related lease liability for each of the four leases.
Operating lease assets obtained in exchange for lease obligations			$ 15	$ 15	$ 874	$ 936	$ 1,677
Lease total area of land | ft²			51,000	51,000		51,000
Lessee, operating lease, right to extend				The Company has a right to extend certain of these leases for periods between three and five years.		The Company has a right to extend certain of these leases for periods between three and five years.
Lessee, operating lease, right to extend [true false]				true		true
Natick and Hudson
Loss Contingencies [Line Items]
Operating lease assets obtained in exchange for lease obligations				$ 900		$ 900
Maximum
Loss Contingencies [Line Items]
Lessee, operating lease, remaining lease term			5 years	5 years		5 years
Maximum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period	2028-03	2028-03
Minimum
Loss Contingencies [Line Items]
Lessee operating lease expiration period				2024-06
Lessee, operating lease, remaining lease term			3 years	3 years		3 years
Minimum | Natick and Hudson
Loss Contingencies [Line Items]
Lessee operating lease expiration period	2024-06